Disclosure of detailed information about non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Amounts receivable, prepaid expenses and other assets	$ (42)	$ 3,603
Accounts payable and accrued liabilities	3,007	(1,070)
Net change in non-cash working capital	$ 2,965	$ 2,533	$ 3,869